Basis Of Presentation And Significant Accounting Policies (Details) (USD $)	8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Significant Accounting Policies details
Percentage of sales to one customer	52.00%	50.00%
Percentage of sales to second customer	42.00%	25.00%
Percentage of sales to third customer		23.00%
Percentage of customers accounts receivable	0.7100	0.9400
Depreciation expenses	$ 2,778	$ 35,369
Depletion at the rate per barrel	19.19	21.94
Depletion	89,376	474,056
Stock-based employee compensation incurred	$ 95,897	$ 944,681